Fair value measurement - Certain Items on Recurring Basis (Details) - Assets measured at fair value on a recurring basis - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,515	$ 1,478
Non-agency RMBS | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	98.00%
Non-agency RMBS | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	2.00%
Non-agency RMBS | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2008-2025
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,509	$ 1,453
Non-agency RMBS | 2008-2025 | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	98.00%
Non-agency RMBS | 2008-2025 | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	2.00%
Non-agency RMBS | 2008-2025 | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2008-2025 | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2008-2025 | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2007 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 6	$ 25
Non-agency RMBS | 2007 and earlier | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2007 and earlier | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-agency RMBS | 2007 and earlier | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2007 and earlier | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2007 and earlier | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | 2009-2025 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,196	$ 2,487
Non-agency commercial MBS | 2009-2025 | AAA/ AA- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-agency commercial MBS | 2009-2025 | A+/ A- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | 2009-2025 | BBB+/ BBB- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | 2009-2025 | BB+ and lower | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | 2009-2025 | Not Rated | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 8,068	$ 7,068
Foreign covered bonds | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,923	$ 2,113
Foreign covered bonds | Canada | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Canada | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Canada | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Canada | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Canada | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | UK
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,057	$ 911
Foreign covered bonds | UK | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | UK | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | UK | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | UK | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | UK | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 882	$ 574
Foreign covered bonds | Australia | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Australia | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Australia | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Australia | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Australia | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 793	$ 598
Foreign covered bonds | Germany | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Germany | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Germany | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Germany | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Germany | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Singapore
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 607	$ 554
Foreign covered bonds | Singapore | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Singapore | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Singapore | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Singapore | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Singapore | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 531	$ 465
Foreign covered bonds | Netherlands | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Netherlands | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Netherlands | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Netherlands | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Netherlands | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,275	$ 1,853
Foreign covered bonds | Other | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Other | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Other | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Other | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Other | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,835	$ 1,463
Non-U.S. government, excluding suprantional | Canada | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	90.00%	100.00%
Non-U.S. government, excluding suprantional | Canada | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	10.00%	0.00%
Non-U.S. government, excluding suprantional | Canada | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Canada | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Canada | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | UK
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 4,702	$ 3,383
Non-U.S. government, excluding suprantional | UK | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | UK | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | UK | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | UK | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | UK | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,045	$ 2,308
Non-U.S. government, excluding suprantional | Germany | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Germany | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Germany | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Germany | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Germany | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,825	$ 705
Non-U.S. government, excluding suprantional | Netherlands | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Netherlands | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Netherlands | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Netherlands | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Netherlands | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,490	$ 1,536
Non-U.S. government, excluding suprantional | Other | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	56.00%	68.00%
Non-U.S. government, excluding suprantional | Other | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	33.00%	19.00%
Non-U.S. government, excluding suprantional | Other | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	3.00%	4.00%
Non-U.S. government, excluding suprantional | Other | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	8.00%	9.00%
Non-U.S. government, excluding suprantional | Other | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,037	$ 1,732
Non-U.S. government, excluding suprantional | France | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	31.00%	100.00%
Non-U.S. government, excluding suprantional | France | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	69.00%	0.00%
Non-U.S. government, excluding suprantional | France | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | France | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | France | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Austria
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 742	$ 388
Non-U.S. government, excluding suprantional | Austria | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Austria | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Austria | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Austria | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Austria | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Finland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 688	$ 527
Non-U.S. government, excluding suprantional | Finland | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Finland | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Finland | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Finland | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Finland | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Spain
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 628	$ 617
Non-U.S. government, excluding suprantional | Spain | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Spain | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	2.00%
Non-U.S. government, excluding suprantional | Spain | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	98.00%
Non-U.S. government, excluding suprantional | Spain | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Spain | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 470	$ 377
Non-U.S. government, excluding suprantional | Japan | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Japan | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Japan | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Japan | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Japan | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Belgium
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 371	$ 728
Non-U.S. government, excluding suprantional | Belgium | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-U.S. government, excluding suprantional | Belgium | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Belgium | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Belgium | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-U.S. government, excluding suprantional | Belgium | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Supranational
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 11,735	$ 10,983
Supranational | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	87.00%	100.00%
Supranational | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	13.00%	0.00%
Supranational | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Supranational | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Supranational | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Total non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 28,568	$ 24,747
Total non-U.S. government | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	83.00%	94.00%
Total non-U.S. government | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	17.00%	3.00%
Total non-U.S. government | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	3.00%
Total non-U.S. government | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Total non-U.S. government | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Carrying amount | Non-U.S. government, excluding suprantional | Brazil
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 112	$ 135